Offerings - Offering: 1	Sep. 29, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.4867 per share
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of its common stock, par value $0.4867 per share (the "Common Stock"), as may from time to time be offered in unspecified numbers and at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder includes such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.